Basis Of Presentation And Nature Of Operations	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Nature Of Operations

1.	1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS

VAMPT Beverage USA, Corp. (“we”, “our”, “VAMPT” or the “Company”) a Nevada corporation, was incorporated January 13, 2011. The principal business activity is the production and distribution of “Ready to Drink” flavored alcoholic beverages to the North American market.

On July 21, 2011, Vampt Beverage Company Limited (“Vampt Beverage”) was incorporated in Nevada. Vampt is the sole stockholder of Vampt Beverage.